Consolidated statement of comprehensive income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net Income (Loss)	$ 3,068	$ 785	$ 2,046
Other Comprehensive Income (Loss), Net of Income Taxes
Foreign currency translation gains and losses on net investment in foreign operations	(1,141)	1,494	(108)
Change in fair value of net investment hedges	17	(36)	(2)
Change in fair value of cash flow hedges	0	(39)	(10)
Reclassification to net income of (gains) losses on cash flow hedges	74	42	55
Unrealized actuarial gains (losses) on pension and other post-retirement benefit plans	(11)	63	158
Reclassification to net income of actuarial (gains) losses on pension and other post-retirement benefit plans	0	6	14
Other comprehensive income (loss) on equity investments	(211)	867	535
Other comprehensive income (loss) (Note 27)	(1,272)	2,397	642
Comprehensive Income (Loss)	1,796	3,182	2,688
Comprehensive income (loss) attributable to non-controlling interests	(220)	45	81
Comprehensive Income (Loss) Attributable to Controlling Interests	2,016	3,137	2,607
Preferred share dividends	93	107	140
Comprehensive Income (Loss) Attributable to Common Shares	$ 1,923	$ 3,030	$ 2,467